Fair Value, Carrying Value and Estimated Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Oct. 31, 2016
Financial assets:
Loans and investments, net - Principal/Notional Amount	$ 2,652,538			$ 1,790,160
Loans and investments, net	2,579,127			1,695,732
Loans held-for-sale, net - Principal/Notional Amount	292,249			675,494
Securities, held-to-maturity - Principal/Notional Amount	40,566
Securities held-to-maturity	27,837
Derivative financial instruments - Principal/Notional Amount	77,984			550,118
Financial liabilities:
Credit and repurchase facilities, Principal/Notional Amount	530,938			908,680
Credit and repurchase facility, Carrying Value	528,573			906,637
Collateralized loan obligations	1,418,422			728,441
Debt fund	68,084
Senior unsecured notes	95,280			94,522
Convertible senior unsecured notes, net	231,287			80,660
Junior subordinated notes	139,590			157,859
Related party financing	50,000			50,000
Derivative financial instruments - Principal/Notional Amount	$ 291,421			522,651
Loans held-for-sale, net
Maximum number of days held-for-sale loans are typically sold	60 days
Carrying Value
Financial assets:
Loans and investments, net	$ 2,579,127			1,695,732
Loans held-for-sale, net	297,443			673,367
Capitalized mortgage servicing rights, net	252,608			227,743
Securities held-to-maturity	27,837
Derivative financial instruments	684			5,615
Financial liabilities:
Credit and repurchase facility, Carrying Value	528,573			906,637
Collateralized loan obligations	1,418,422			728,441
Debt fund	68,084
Senior unsecured notes	95,280			94,522
Convertible senior unsecured notes, net	231,287			80,660
Junior subordinated notes	139,590			157,859
Related party financing	50,000			50,000
Derivative financial instruments	1,306			2,451
Fair Value
Financial assets:
Loans and investments, net	2,652,520			1,749,130
Loans held-for-sale, net	302,883			683,833
Capitalized mortgage servicing rights, net	286,073			245,456
Securities held-to-maturity	28,439
Derivative financial instruments	684			5,615
Financial liabilities:
Credit and repurchase facility, Carrying Value	529,992			907,883
Collateralized loan obligations	1,436,871			728,643
Debt fund	70,000
Senior unsecured notes	99,582			99,034
Convertible senior unsecured notes, net	254,335			86,586
Junior subordinated notes	94,215			105,650
Related party financing	49,682			55,120
Derivative financial instruments	1,306			2,451
Collateralized loan obligations
Financial liabilities:
Debt instrument - Principal/Notional Amount	1,436,274			737,000
Collateralized loan obligations	1,418,422			728,441
Debt Fund
Financial liabilities:
Debt instrument - Principal/Notional Amount	70,000
Senior Unsecured Notes
Financial liabilities:
Debt instrument - Principal/Notional Amount	97,860			97,860
Senior unsecured notes	95,300			94,500
Convertible Senior Unsecured Notes
Financial liabilities:
Debt instrument - Principal/Notional Amount	243,750	$ 143,800	$ 100,000	86,250	$ 86,300
Convertible senior unsecured notes, net				86,250
Junior subordinated notes
Financial liabilities:
Debt instrument - Principal/Notional Amount	154,336			175,858
Junior subordinated notes	$ 139,600			$ 157,900